UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21432

REAVES UTILITY INCOME FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg Reaves Utility Income Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	May 1, 2009 - July 31, 2009

Item 1.  Schedule of Investments.

REAVES UTILITY INCOME FUND
STATEMENT of INVESTMENTS
July 31, 2009 (unaudited)

	SHARES	VALUE
COMMON STOCKS 147.24%
Consumer Staples 1.20%
Altria Group, Inc.	240,000	$4,207,200

Electric 63.60%
Consolidated Edison, Inc.	300,000	11,808,000
Duke Energy Corp.	1,624,700	25,150,356
Integrys Energy Group, Inc.	915,000	30,908,700
ITC Holdings Corp.	117,000	5,580,900
National Grid PLC	525,000	4,897,977
National Grid PLC - ADR	120,000	5,618,400
NSTAR	399,800	12,833,580
Pinnacle West Capital Corp.	565,000	18,057,400
PPL Corp.	690,000	23,315,100
Progress Energy, Inc.	666,000	26,267,040
SCANA Corp.	325,000	11,488,750
The Southern Co.	550,000	17,270,000
TECO Energy, Inc.	2,161,400	29,157,286
		222,353,489
Energy 6.70%
BP Amoco PLC - ADR	330,000	16,513,200
Diamond Offshore Drilling, Inc.	77,000	6,919,990
		23,433,190
Financials 6.27%
Annaly Capital Management, Inc.	1,300,000	21,905,000

Gas 21.18%
EQT Corp.	1,000	38,380
NiSource, Inc.	1,500,000	19,320,000
ONEOK, Inc.	855,000	28,300,500
Sempra Energy	110,000	5,767,300
Spectra Energy Corp.	1,122,500	20,609,100
		74,035,280
Telephone 44.92%
AT&T Corp.	945,965	24,812,662
BCE, Inc.	860,000	19,814,400
CenturyTel, Inc.	967,300	30,363,547
Froniter Communications Corp.	4,265,400	29,857,800
Qwest Communications International, Inc.	700,000	2,702,000
Telecom Corp. of New Zealand - ADR	1	9
Telefonica S.A. - ADR	97,000	7,240,080
Verizon Communications, Inc.	752,000	24,116,640
Windstream Corp.	2,070,000	18,153,900
		157,061,038
Utilities 0.37%
CMS Energy Corp.	100,000	1,294,000

Water Utilities 3.00%
American Water Works Co., Inc.	532,500	10,495,575

TOTAL COMMON STOCKS (Cost $520,622,394)		514,784,772

PREFERRED STOCKS 3.45%
Electric 3.45%
AES Trust III, 6.750%, 10/15/29	131,100	5,637,300
BGE Capital Trust II, 6.200%, 10/15/43	180,000	3,555,000
Entergy Mississippi, Inc.,
4.560%	3,520	249,700
6.250%	10,000	205,000

Entergy New Orleans, Inc., 4.360%	4,500	306,985
NSTAR Electric Co., 4.250%	11,500	844,531
Public Service Co. of New Mexico, Series 1965, 4.580%	11,667	806,117
Southern Cal Edison, 4.320%	24,300	449,550

TOTAL PREFERRED STOCKS (Cost $13,209,256)		12,054,183

LIMITED PARTNERSHIPS 4.39%
Copano Energy LLC	105,000	1,902,600
Enbridge Energy Partners LP	125,000	5,828,750
ONEOK Partners LP	79,400	4,047,018
Regency Energy Partners LP	131,000	2,318,700
Williams Partners LP	40,000	889,600
Williams Pipeline Partners LP	18,900	352,863

TOTAL LIMITED PARTNERSHIPS (Cost $15,940,051)		15,339,531

	BOND RATING	PRINCIPAL
	MOODY/S&P	AMOUNT	VALUE
CORPORATE BONDS 4.78%
Gas 0.42%
Copano Energy LLC, 8.125%, 3/1/16	B1/B+	$1,500,000	1,470,000

Telephone 3.71%
Level 3 Financing, Inc., 9.250%, 11/1/14	Caa1/CCC	8,000,000	7,020,000
Qwest Corp., 7.500%, 6/15/23	Ba1/BBB-	7,000,000	5,950,000
			12,970,000
Utilities 0.65%
American Water Capital Corp.,
6.085%, 10/15/17	Baa2/BBB+	2,000,000	1,997,234
6.593%, 10/15/37	Baa2/BBB+	310,000	279,666
			2,276,900
TOTAL CORPORATE BONDS (Amortized Cost $17,529,458)			16,716,900

	SHARES
MUTUAL FUNDS 1.07%
Loomis Sayles Institutional High Income Fund(a)	548,386	3,756,444

TOTAL MUTUAL FUNDS (Cost $4,000,000)		3,756,444

	SHARES/PRINCIPAL
	AMOUNT
SHORT TERM INVESTMENTS 6.81%
Money Market Funds 2.52%
Goldman Sachs Financial Square Funds Treasury Instruments Fund, 0.006% (7-Day Yield)(a)	8,791,907	8,791,907

U.S. Treasury Bills 4.29%
U.S. Treasury Bills, Discount Notes, 0.101%	$15,000,000	14,998,917

TOTAL SHORT TERM INVESTMENTS (Cost $23,790,824)		23,790,824

Total Investments (Cost $595,091,983) - 167.74%		$586,442,654

Other Assets in Excess of Liabilities – 0.92%		3,235,699

Liquidation Preference of Auction Market Preferred Shares – (68.66%) Series M7, F7, W28 (including distributions payable on preferred shares)		(240,060,943)
NET ASSETS - 100.00%		$349,617,410

(a) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

ADR - American Depository Receipt

Ratings:

Moody's and S&P's ratings are believed to be the most recent as of July 31, 2009.

For Fund compliance purposes, the Fund's industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting case.  Industries are shown as a percentage of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of July 31, 2009
Gross appreciation (excess of value over tax cost)	$49,675,818
Gross depreciation (excess of tax cost over value)	(57,639,208)
Net unrealized depreciation	(7,963,390)
Cost of investments for income tax purposes	$594,406,044

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2009 (Unaudited)

1.  Significant Accounting and Operating Policies

Reaves Utility Income Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003. The Fund is a non-diversified fund with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest. The Fund commenced operations on February 24, 2004. The Fund’s common shares are listed on the New York Stock Exchange Amex (“Exchange”) and trade under the ticker symbol “UTG.”

The Fund may have elements of risk, including the risk of loss of equity. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per common share of the Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost which approximates market value. Over-the- counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; the fundamental analytical data relating to the investment; an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; information as to any transactions or offers with respect to the security; price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies. The valuation assigned to fair-valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other funds to calculate their NAVs.

The Fund follows Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 established a three-tier hierarchy to create classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock	$514,784,772	$—	$—	$514,784,772
Preferred Stock	9,192,300	2,861,883	—	12,054,183
Limited Partnerships	15,339,531	—	—	15,339,531
Corporate Bonds	—	16,716,900	—	16,716,900
Mutual Funds	3,756,444	—	—	3,756,444
Short Term Securities	8,791,907	14,998,917	—	23,790,824
Total	$551,864,954	$34,577,700	$—	$586,442,654

For the nine months ended July 31, 2009, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

There were no outstanding foreign currency contracts for the Fund as of July 31, 2009.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 5% of its total assets to purchase put and call options on securities. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

In addition, the Fund may seek to increase its income or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call options. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

The Fund may utilize up to 5% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. In addition, the Fund may write covered put and call options on stock indices. Because no underlying security can be delivered, however, the option represents the holder’s right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date

There was no activity in the Fund related to written options for the nine months ended July 31, 2009.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the First In First Out basis for both financial reporting and income tax purposes.

2. Recently Issued Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”) “Disclosures about Derivative Instruments and Hedging Activities” — an amendment of FASB Statement No. 133 (“SFAS 133”),” expands the disclosure requirements in SFAS 133 about entity’s derivative instruments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statement disclosures.

3. Other

In February 2008 the market for the Auction Preferred Shares (“AMPS”) became illiquid which resulted in failed auctions for the Fund’s AMPS. This occurrence was widespread through the AMPS market and not specific to the Fund. The auctions continue to fail through the date of this report. There is no impact to the way the AMPS are disclosed or valued on the Fund’s Statement of Investments and the total shares outstanding remain the same and continue to pay dividends.

Item 2.  Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) within 90 days of the filing date of this report and have concluded that the Registrant’s disclosure controls and procedures were effective as of that date.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the 1940 Act, are attached as Exhibit 99.Cert.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	September 29, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	September 29, 2009

3